ING EQUITY TRUST

ING MidCap Opportunities Fund

ING FUNDS TRUST

ING Intermediate Bond Fund

ING Floating Rate Fund

ING SERIES FUND, INC.

ING Core Equity Research Fund

(collectively “Registrants”)

Supplement dated February 22, 2012

to the Current Statements of Additional Information (“SAI”) of each of the above-named Funds of the above-named Registrants.

Effective immediately, each Registrant’s current SAI are hereby revised as follows:

ING MidCap Opportunities Fund

1.               The following is added following the table in the section entitled “Portfolio Managers — MidCap Opportunities Fund — Ownership of Securities” in the Fund’s SAI:

In addition to the investments shown in the table above, certain portfolio managers may be required to defer a portion of their compensation into an account that tracks the performance of investment options, including certain ING funds, chosen by the portfolio manager as part of their participation in ING’s deferred compensation plan and other targeted compensation programs.  This deferral does not cause any purchase or sale of Fund shares, but the NAV of the applicable Fund shares will be used as a measurement mechanism for determining the cash amount to be paid under applicable vesting provisions when the portfolio manager realizes his or her compensation.

The table below shows how much certain portfolio managers have allocated to an investment option that tracks the performance of a Fund that they manage.  The portfolio manager[s] listed below may have also allocated a portion of their deferral to another investment option which tracks the performance of a fund that they do not manage.  Only the amount that a portfolio manager has allocated to an investment option that tracks the performance of a Fund that they manage is shown below:

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Jeff Bianchi	MidCap Opportunities	$100,001 - $500,000
James Hasso	MidCap Opportunities	$10,001 - $50,000

ING Floating Rate Fund

1.               The following is added following the table in the section entitled “Portfolio Managers — Floating Rate Fund — Ownership of Securities” in the Fund’s SAI:

In addition to the investments shown in the table above, certain portfolio managers may be required to defer a portion of their compensation into an account that tracks the performance of investment options, including certain ING funds, chosen by the portfolio manager as part of their participation in ING’s deferred compensation plan and other targeted compensation programs.  This deferral does not cause any purchase or sale of Fund shares, but the NAV of the applicable Fund shares will be used as a measurement mechanism for determining the cash amount to be paid under applicable vesting provisions when the portfolio manager realizes his or her compensation.

The table below shows how much certain portfolio managers have allocated to an investment option that tracks the performance of a Fund that they manage.  The portfolio manager[s] listed below may have also allocated a portion of their deferral to another investment option which tracks the performance of a fund that they do not manage.  Only the amount that a portfolio manager has allocated to an investment option that tracks the performance of a Fund that they manage is shown below:

Portfolio Manager	Dollar Range of Fund Shares Owned
Daniel A. Norman	$100,001 - $500,000
Jeffrey A. Bakalar	$100,001 - $500,000

ING Intermediate Bond Fund

1.               The following is added following the table in the section entitled “Portfolio Managers — Intermediate Bond Fund — Ownership of Securities” in the Fund’s SAI:

In addition to the investments shown in the table above, certain portfolio managers may be required to defer a portion of their compensation into an account that tracks the performance of investment options, including certain ING funds, chosen by the portfolio manager as part of their participation in ING’s deferred compensation plan and other targeted compensation programs.  This deferral does not cause any purchase or sale of Fund shares, but the NAV of the applicable Fund shares will be used as a measurement mechanism for determining the cash amount to be paid under applicable vesting provisions when the portfolio manager realizes his or her compensation.

The table below shows how much certain portfolio managers have allocated to an investment option that tracks the performance of a Fund that they manage.  The portfolio manager[s] listed below may have also allocated a portion of their deferral to another investment option which tracks the performance of a fund that they do not manage.  Only the amount that a portfolio manager has allocated to an investment option that tracks the performance of a Fund that they manage is shown below:

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Michael Mata	Intermediate Bond	$50,001 - $100,000
Matthew Toms	Intermediate Bond	$1 - $10,000

ING Core Equity Research Fund

1.               The following is added following the table in the section entitled “Portfolio Managers — ING Core Equity Research Fund — Portfolio Manager Ownership of Securities” in the Fund’s SAI:

In addition to the investments shown in the table above, certain portfolio managers may be required to defer a portion of their compensation into an account that tracks the performance of investment options, including certain ING funds, chosen by the portfolio manager as part of their participation in ING’s deferred compensation plan and other targeted compensation programs.  This deferral does not cause any purchase or sale of Fund shares, but the NAV of the applicable Fund shares will be used as a measurement mechanism for determining the cash amount to be paid under applicable vesting provisions when the portfolio manager realizes his or her compensation.

The table below shows how much certain portfolio managers have allocated to an investment option that tracks the performance of a Fund that they manage.  The portfolio manager[s] listed below may have also allocated a portion of their deferral to another investment option which tracks the performance of a fund that they do not manage.  Only the amount that a portfolio manager has allocated to an investment option that tracks the performance of a Fund that they manage is shown below:

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Chris Corapi	Core Equity Research	$100,001 - $500,000
Mike Pytosh	Core Equity Research	$100,001 - $500,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE